Commitments and Contingencies (Details) $ in Thousands	Aug. 18, 2023 USD ($)	Aug. 18, 2023 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 SGD ($)
Commitments and Contingencies [Line Items]
Maintenance amount	$ 184	$ 245
Commitments totaling			$ 8,141	$ 10,971	$ 6,655	$ 8,831
Mr. Jin Ngee Vernon Kwek [Member]
Commitments and Contingencies [Line Items]
Indemnities amounting			$ 6,203	$ 8,359	$ 4,545	$ 6,031